Document and Entity Information	Apr. 22, 2022
Cover [Abstract]
Entity Registrant Name	ACCURAY INC
Amendment Flag	false
Entity Central Index Key	0001138723
Document Type	8-K
Document Period End Date	Apr. 22, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-33301
Entity Tax Identification Number	20-8370041
Entity Address, Address Line One	1310 Chesapeake Terrace
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	(408)
Local Phone Number	716-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ARAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false